Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2021

Principal
Amount		Value
	CORPORATE BONDS ― 16.4%
	ENERGY ― 4.9%
	BP Capital Markets PLC
26,992,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	$29,016,400
	Edison International
15,921,000	5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (1), 3/15/2026 (2)	16,698,741
		45,715,141
	FINANCIALS ― 6.0%
	Ally Financial, Inc.
10,431,000	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (1), 5/15/2026 (2)	10,854,759
17,183,000	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (1), 5/15/2028 (2)	17,755,194
	Capital One Financial Corp.
6,484,000	2.600%, 5/11/2023	6,626,409
	Coinbase Global, Inc. (3)
8,915,000	3.375%, 10/1/2028	8,342,924
	FS KKR Capital Corp.
8,175,000	2.625%, 1/15/2027	8,077,654
	Oaktree Specialty Lending Corp.
3,597,000	3.500%, 2/25/2025	3,751,990
		55,408,930
	LODGING ― 0.5%
	Marriott Ownership Resorts, Inc. (3)
4,798,000	6.125%, 9/15/2025	5,006,713

	MANUFACTURING ― 2.3%
	Boeing Co. (The)
20,859,000	4.508%, 5/1/2023	21,794,353

	PIPELINES ― 2.1%
	Energy Transfer LP
9,845,000	6.500% (effective 11/15/2026, 5 Year TNCMR + 5.694%) (1), 11/15/2026 (2)	10,041,900
5,688,000	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (2)	5,787,540
5,136,000	3.143% (3 month U.S. LIBOR + 3.018%) (4), 11/1/2066	4,115,990
		19,945,430
	UTILITIES ― 0.4%
	Vistra Corp.
3,910,000	7.000% (effective 12/15/2026, 5 Year TNCMR + 5.740%) (1), 12/15/2026 (2)	3,967,066

	TOTAL CORPORATE BONDS
	(Cost $148,320,998)	151,837,633

	U.S. GOVERNMENT NOTES ― 31.0%
	United States Treasury Note/Bond
124,483,000	2.500%, 1/15/2022	124,582,632
110,000,000	1.750%, 6/15/2022	110,797,403
51,849,000	1.375%, 10/15/2022	52,268,255
		287,648,290
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $287,786,049)	287,648,290

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of
Shares		Value
	CLOSED-END FUNDS ― 13.7%
	BANK LOAN ― 1.3%
131,365	BlackRock Debt Strategies Fund, Inc. (6)	$1,536,970
1,366,444	Invesco Senior Income Trust	5,916,703
680,970	Nuveen Credit Strategies Income Fund	4,419,495
		11,873,168
	CORPORATE BOND ― 0.2%
123,663	BlackRock Credit Allocation Income Trust	1,861,128

	HIGH YIELD BOND ― 3.3%
541,741	Allspring Income Opportunities	4,962,348
989,613	BlackRock Corporate High Yield Fund, Inc.	12,211,824
97,866	BlackRock Limited Duration Income Trust	1,649,042
133,996	First Trust High Income Long/Short Fund (6)	2,088,998
11,222	Neuberger Berman High Yield Strategies Fund Inc	139,489
1,009,899	Western Asset High Income Opportunity Fund, Inc.	5,251,474
292,627	Western Asset High Yield Defined Opportunity Fund Inc.	4,614,728
		30,917,903
	MULTISECTOR BOND ― 0.0%
4,844	Eaton Vance Limited Duration Income Fund	63,456

	MUNI NATIONAL LONG ― 8.0%
120,937	BlackRock MuniHoldings Fund, Inc.	2,026,904
696,606	BlackRock MuniVest Fund, Inc.	6,666,519
259,963	BlackRock MuniYield Quality Fund III, Inc.	3,852,652
411,339	Eaton Vance Municipal Bond Fund	5,585,984
722,846	Invesco Municipal Opportunity Trust	9,982,503
391,198	Invesco Municipal Trust	5,253,789
486,037	Invesco Trust for Investment Grade Municipals	6,789,937
1,074,933	Nuveen AMT-Free Quality Municipal Income Fund	16,768,955
1,068,924	Nuveen Quality Municipal Income Fund	17,220,366
		74,147,609
	PREFERRED STOCK ― 0.9%
68,884	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,824,048
3,805	First Trust Intermediate Duration Preferred & Income Fund	93,375
440,795	Nuveen Preferred Income Opportunities Fund	4,302,159
244,943	Nuveen Preferred Securities Income Fund	2,380,846
		8,600,428
	TOTAL CLOSED-END FUNDS
	(Cost $118,569,313)	127,463,692

	EXCHANGE TRADED FUNDS ― 4.7%
1,097,124	Invesco CEF Income Composite ETF (6)	26,528,458
1,314	iShares 0-5 Year High Yield Corporate Bond ETF	59,524
171,266	iShares Short Maturity Bond ETF	8,554,737
290,000	VanEck CEF Muni Income ETF (6)	8,592,700
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $39,803,675)	43,735,419

	MUTUAL FUNDS ― 0.2%
159,761	Equable Shares Hedged Equity Fund	2,033,756
	TOTAL MUTUAL FUNDS
	(Cost $2,001,832)	2,033,756

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of
Shares/Units		Value
	PREFERRED STOCKS ― 27.5%
	BANKS ― 5.4%
	Bank of New York Mellon Corp. Depositary Shares
3,819	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (5)	$4,083,466
	Citizens Financial Group, Inc. Depositary Shares
11,896	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (5)	13,040,990
	Fifth Third Bancorp Depositary Shares
8,196	4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (5)	8,698,005
	Regions Financial Corp. Depositary Shares
13,481	5.750% (effective 6/15/2025, 5 Year TNCMR + 5.430%) (1), 6/15/2025 (5)	14,795,398
	Truist Financial Corp. Depositary Shares
8,612	5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (1), 3/1/2030 (5)	9,645,440
		50,263,298
	DIVERSIFIED BANKING INSTITUTIONAL ― 2.4%
	Bank of America Corp., Depositary Shares
119,027	6.000%, 5/16/2023 (5)	3,161,357
	Citigroup, Inc. Depositary Shares
4,086	4.700% (effective 1/30/2025, SOFR + 3.234%) (1), 1/30/2025 (5)	4,137,892
7,521	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (5)	7,596,210
	Wells Fargo & Co., Depositary Shares
53,102	4.750%, 3/15/2025 (5)	1,373,218
5,387	3.900% (effective 3/15/2026, 5 Year TNCMR + 3.453%) (1), 3/15/2026 (5)	5,538,509
		21,807,186
	ENERGY ― 0.5%
	Dominion Energy, Inc.
4,248,000	4.350% (effective 1/15/2027, 5 Year TNCMR + 3.195%) (1), 1/15/2027 (5)	4,396,680

	FINANCE AND INSURANCE ― 4.1%
	Charles Schwab Corp. (The) Depositary Shares
20,964	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (5)	22,903,170
	Hartford Financial Services Group, Inc. (The)
65,494	7.875% (effective 4/15/2022, 3 month U.S. LIBOR + 5.596%) (1), 4/15/2042	1,666,822
	JPMorgan Chase & Co., Depositary Shares
96,246	4.625%, 6/1/2026 (5)	2,512,983
	Reinsurance Group of America, Inc.
239,274	6.200% (effective 9/15/2022, 3 month U.S. LIBOR + 4.370%) (1), 9/15/2042	6,190,019
	Virtus AllianzGI Convertible & Income Fund
155,510	5.625%, 9/20/2023 (5)	4,186,329
	Virtus AllianzGI Convertible & Income Fund II
7,967	5.500%, 9/11/2023 (5)	209,771
		37,669,094
	INFORMATION ― 0.4%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	2,250,884
50,488	5.625%, 8/1/2067	1,371,759
		3,622,643
	INVESTMENT COMPANIES ― 2.3%
	Oaktree Capital Group LLC
203,685	6.625%, 6/15/2023 (5)	5,436,353
470,765	6.550%, 9/15/2023 (5)	12,437,611
	Stifel Financial Corp.
133,681	5.200%, 10/15/2047	3,486,400
		21,360,364

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	PIPELINES ― 2.4%
	Enbridge, Inc.
81,837	4.000% (effective 6/1/2022, 5 Year TNCMR + 3.050%) (1), 6/1/2022 (5)	$1,720,168
72,064	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2022 (5)	1,567,392
39,799	4.000% (effective 6/1/2023, 5 Year TNCMR + 3.140%) (1), 6/1/2023 (5)	927,014
103,688	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (5)	2,189,372
	MPLX LP Depositary Shares
15,834	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (1), 2/15/2023 (5)	15,952,755
		22,356,702
	REAL ESTATE INVESTMENT TRUST ― 3.2%
	AGNC Investment Corp.
645,556	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (5)	16,306,745
	Annaly Capital Management, Inc.
518,700	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (5)	13,755,924
		30,062,669
	UTILITIES ― 6.8%
	Brookfield Renewable Partners LP
313,793	5.250%, 3/31/2025 (5)	8,296,687
	Duke Energy Corp.
236,465	5.750%, 6/15/2024 (5)	6,469,682
	Entergy Arkansas LLC
108,391	4.875%, 9/1/2066	2,772,642
	Entergy Louisiana LLC
142,305	4.875%, 9/1/2066	3,600,316
	Entergy Mississippi LLC
77,220	4.900%, 10/1/2066	1,959,844
	National Rural Utilities Cooperative Finance Corp.
225,421	5.500%, 5/15/2064	6,151,739
	Sempra Energy Depositary Shares
31,702	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (5)	34,025,123
		63,276,033
	TOTAL PREFERRED STOCKS
	(Cost $243,414,950)	254,814,669

Number of
Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ― 0.4%
3,536,027	First American Government Obligations Fund, Class X, 0.03% (7)	3,536,027
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $3,536,027)	3,536,027

	TOTAL INVESTMENTS ― 93.9%
	(Cost $843,432,844)	871,069,486
	Other Assets in Excess of Liabilities ― 6.1%	57,004,171
	TOTAL NET ASSETS ― 100.0%	$928,073,657

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2021

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
SOFR - U.S. Secured Overnight Financing Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of December 31, 2021.
(2) Perpetual maturity security. Date presented is the next call date.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor. At December 31, 2021, the value of these securities totaled $13,349,637 or 1.4% of net assets.

(4) Variable Rate security. Rates disclosed as of December 31, 2021.
(5) Callable at any dividend payment on or after date disclosed.
(6) All or a portion of this secuirty is on loan.
(7) Seven-day yield as of December 31, 2021.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2021:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$151,837,633	$-	$151,837,633
U.S. Government Notes	-	287,648,290	-	287,648,290
Closed-End Funds	127,463,692	-	-	127,463,692
Exchange Traded Funds	43,735,419	-	-	43,735,419
Mutual Fund	2,033,756	-	-	2,033,756
Preferred Stocks	105,164,477	149,650,192	-	254,814,669
Investments Purchased with Proceeds from Securities Lending	3,536,027	-	-	3,536,027
Total Assets	$281,933,371	$589,136,115	$-	$871,069,486

Please refer to the Schedule of investments for further classification.